Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Accounts payable and accrued liabilities	$ 5,211,373		$ 5,211,373		$ 3,227,483	$ 9,359,073	$ 3,227,483
Cash, FDIC Insured Amount						378,000
Reductions To Gross Revenues						4,000,000	1,000,000
Minimum Percentage Grants Volume Incentive Rebates To Certain Customers Based On Contractually Agreed						2.50%
Maximum Percentage Grants Volume Incentive Rebates To Certain Customers Based On Contractually Agreed						5.50%
Volume Incentive Rebates Granted						500,000	0
Cost Of Sales Increased Due To Reclassification From Advertising Expense						374,454
Shipping and Handling Revenue						309,690	71,983
Percentage Of Royalty Based Net Income			10.00%
Indefinite-Lived License Agreements						250,000
Stock Option Exercised Price Per Share			$ 0.5
Minimum Warrants Exercised Price Per Share			$ 0.236
Maximum Warrants Exercised Price Per Share			$ 1.5
Accounts Payable and Accrued Liabilities	2,351,060		2,351,060			9,359,073
Minimum Convertible Debt Exercised Price Per Share			$ 0.002
Maximum Convertible Debt Exercised Price Per Share			$ 0.02
New Accounting Pronouncement or Change in Accounting Principle, Description			In May 2011 the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRS"). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose additional information for fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.
Percentage Of Total Sales			2.00%
Percentage Of Total Revenue			11.00%	11.00%		14.00%
Recognition of stock purchase warrants as discount to debt	531,274,066
Convertible Debt Interest Add Back	349
Derivative, Gain on Derivative	9,449,050
Net Income (Loss) Attributable To Parent	(6,181,904)	7,436,623	9,853,389	12,448,545	19,169,454	23,280,950	19,569,337
Manufacturer [Member]
Accounts payable and accrued liabilities	$ 2,351,060		$ 2,351,060